Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term employee benefits	$ 2,080,826	$ 1,986,599
Share-based compensation	1,512,375	684,952
Total remuneration	$ 3,593,201	$ 2,671,551